LOSS PER SHARE - Additional information (Details) - EquityInstruments	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,868,414	980,894	576,479
Purchase common stock
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,868,414	968,894	576,479